Selling expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Selling Expenses [Line Items]
Transportation services	$ 13,778	$ 14,138	$ 12,242
Canons and tributes	2,496	2,820	2,118
Shipping services and expenses	2,272	2,252	2,519
Personnel expenses	604	595	520
Laboratory analysis and tests	401	379	352
Other	671	643	782
Total	20,222	20,827	18,533
Sociedad Minera Cerro Verde S.A.A.
Disclosure of Selling Expenses [Line Items]
Other	2,595	2,442	1,485
Copper concentrate freight	145,597	100,475	89,241
Commissions	5,350	5,009	4,935
Cathode freight	3,831	1,960	2,019
Total	$ 157,373	$ 109,886	$ 97,680